STOCK OPTIONS	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
STOCK OPTIONS

NOTE 7 – STOCK OPTIONS

On August 15, 2021, the Company’s board of directors determined to increase the number of shares reserved for issuance under the 2018 Stock Incentive Plan (the “2018 Plan”) to 90,000,000 shares of common stock thereunder and recommended to the Company shareholders to approve the increase in the pool. The Board also determined to grant to each of Ilanit Halperin and David Kretzmer, directors of the Company, a grant of options to purchase 9,425,680 shares of common stock, and Doron Birger, a Company director, options to purchase 2,365,420 shares, in each case at per share exercise price of $0.05 per share. The options vest over a two year period, in eight (8) equal installments, with the first instalment vesting on the third month anniversary of each individual’s start date and each further instalment on each subsequent third month anniversary, where the start date is, in the case of Ilanit Halperin February 27, 2020, in the case of Doron Birger September 20, 2020 and in the case of David Kretzmer is March 1, 2021, subject to such individual’s continued service with the Company. These options expire after 5 years from the grant date. The total recognized tax benefit related to the share based payments, after valuation allowance, totaled to zero.

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 7 – STOCK OPTIONS (continue)

On December 29, 2021 the Company’s board of directors approved the grants of the options.

The fair value at December 29, 2021 was determined using the Black-Scholes pricing model, assuming a risk free rate of 1.29%, a volatility factor of 152.1%, dividend yields of 0% and an expected life of 5 years. The Company estimated the fair value of each option granted at December 29, 2021 at $0.022, totaling $519 thousands.

In May 2022 the Company appointed Prof. Itamar Grotto, a world-renowned expert in Public Health as Director in Cannovation Center Israel Ltd. and President of Green Vision Center Israel. Upon his appointment, Prof. Itamar Gruto was granted options under the 2018 Plan to purchase 2,356,420 shares of the Company’s common stock at per share exercise price of $0.05. The options vest over a three year period, in three annual instalments beginning on June 1, 2023 and thereafter on each subsequent anniversary, subject to his continued service to the Company.

On June 8, 2022, the Board also approved the issuance of 7,000,000 options to two service providers under the 2018 Plan. The options are exercisable at a per share price of $0.05. The options are scheduled to vest over a three year period, in twelve (12) equal installments, with the first installment vesting on the third month anniversary of the date of grant and each further instalment on each subsequent third month anniversary, subject to such individual’s continued service with the Company. 1,166,667 options shall be accelerated upon uplisting to Nasdaq.

On August 9, 2022, the Company’s board of directors determined to increase the number of shares reserved for issuance under the 2018 Plan by 90 million shares to a total of 180,000,000 shares of common stock thereunder and on August 12, 2022 the Company shareholders approved the same.

On August 9, 2022, the Board also determined to grant to the directors and officers set forth below options under the 2018 Plan. The options are exercisable at a per share price of $0.02 and through the seventh anniversary of the grant date, except in the case of Ora Elharar Soffer, the Company’s chief executive officer, the per share exercise price is 0.022 and the exercise period is five years from the date of grant. The options are scheduled to vest over a three year period, in twelve (12) equal installments, with the first installment vesting on the third month anniversary of the date of grant and each further instalment on each subsequent third month anniversary, subject to such individual’s continued service with the Company. In the event of a change in control, the vesting schedule is accelerated and all unvested options vest.

Director/Officer	Number of Options
Ora Elharar Soffer (Chairperson, CEO)	47,128,400
Ilanit Halperin (Director, CFO)	18,851,360
Ilan Ben Ishay (Director)	18,851,360
Doron Birger (Director)	2,356,420
David Kretzmer (Director)	2,356,420

The terms relating to the options grants are included in stock option agreements under the 2018 Plan. Amongst other things, the stock option agreements for selected service providers of Citrine Global, including the directors and officers, provide that the exercise price of the options that were awarded to date, shall remain unaffected by the implementation of a reverse stock split that the Company may implement; to avoid any doubt, such reverse stock split shall apply to the number of options shares issuable under such options. All other relevant terms of such shall continue in full force and effect and are such reverse stock split. Any and all tax implications rest solely with the optionee and not the Company.

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The following table presents the Company’s stock option activity for employees and directors of the Company for the years ended December 31, 2022 and 2021:

	Number of Options	Weighted Average Exercise Price ($)
Outstanding at December 31, 2020	46,762	0.0011
Granted	23,582,200	0.05
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2021	23,628,962	0.05
Granted	98,900,380	0.021
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2022	122,529,342	0.026
Number of options exercisable at December 31, 2022	30,884,971	0.043

The stock options outstanding as of December 31, 2022, have been separated into exercise prices, as follows:

Exercise price	Stock options outstanding	Weighted average remaining contractual life – years	Stock options vested
$	As of December 31, 2022
0.0011	46,762	4.00	46,762
0.02	42,415,560	2.61	3,534,630
0.022	47,128,400	2.61	3,927,367
0.05	32,938,620	4.01	23,376,212
	122,529,342	2.53	30,884,971

As of December 31, 2022, there was $1,131 of total unrecognized compensation cost related to non-vested options. The cost is expected to be recognized over a weighted average period of 1.1 years. Compensation expense recorded by the Company in respect of its options awards for the years ended December 31, 2022 and 2021, were $767 thousands and $456 thousands, respectively and are included in General and Administrative expenses in the Statements of Operations.

The aggregate intrinsic value of the awards outstanding as of December 31, 2022 is $128. These amounts represent the total intrinsic value, based on the Company’s stock price of $0.038 as of December 31, 2022, less the weighted exercise price.

In determining the fair value of the options granted, the Company used the Black-Scholes option valuation method, with the following assumptions:

	2022	2021
Dividend yield (%)	0%	0%
Risk-free interest rate (%)	0.07% - 3.20%	1.29%
Expected term (years)	5-7	5
Volatility	164.84% - 174.46%	152.1%
Share price (U.S. dollars)	0.015 - 0.020	0.025
Exercise price (U.S. dollars)	0.022 – 0.05	0.05
Estimated total fair value of options granted (U.S. dollars thousands)	1,837	519

The intrinsic value of options outstanding and exercisable at December 31, 2022 totaled $128 thousand.

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS